CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
CONDENSED CONSOLIDATED BALANCE SHEETS
Convertible preferred stock, par value per share	$ 0.00001	$ 0.00001	$ 0.00001
Series A preferred stock, shares authorized	10,000,000	4,358,597
Series A preferred stock, shares issued	0	3,661,083
Series A preferred stock, shares outstanding	0	3,661,083
Common stock, par value per share	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	200,000,000	25,000,000	25,000,000
Common stock, shares issued	11,210,256	1,410,975	1,410,975
Common stock, shares outstanding	10,798,722	911,255	558,511